Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Mr. He Xiaowu [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company		Chief Executive Officer and Chairman of the Board
Sixiang Times (Beijing) Technology Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company		Where the Company’s executive is one of the major shareholders
Beijing Junwei Technology Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company		Controlling shareholder of SG and HX
Beijing WanPu Century Technology Co Ltd [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company		Subsidiary company of Beijing NQ Mobile Inc., which was holding company of Sixiang Times (Beijing) Technology Co., Ltd
Lavacano Holdings Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company		Where Mr. He Xiaowu acted as director
ENMOLI INC [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company		Where Mr. He Xiaowu acted as director
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company	Controlled by a direct relative of CEO	Controlled by a direct relative of CEO
Chengdu Brightfututure Education Technology Co.,Ltd [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company	Controlled by a direct relative of CEO	Controlled by a direct relative of CEO